UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 9/30/2011
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
          --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
       -------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
--------------------------
New York, New York
October 21, 2011

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     39
                                             --
Form 13F Information Table Value Total:    $3,081,875 (In Thousands)
                                           -------------------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                          Stralem & Company, Inc
                                                                 FORM 13F
                                                              September 30, 2011

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CISCO SYSTEMS INC               COMMON STOCK    17275R102    70175       4527414 SH    Sole                3885114            642300
INTEL CORP                      COMMON STOCK    458140100    83813       3928415 SH    Sole                3347415            581000
MICROSOFT CORP                  COMMON STOCK    594918104    76571       3076373 SH    Sole                2624573            451800
ORACLE CORP                     COMMON STOCK    68389X105    81125       2822724 SH    Sole                2384424            438300
QUALCOMM INC                    COMMON STOCK    747525103    79716       1639238 SH    Sole                1386188            253050
ABBOTT LABORATORIES             COMMON STOCK    002824100    81293       1589623 SH    Sole                1356213            233410
CELGENE CORP                    COMMON STOCK    151020104    89076       1438800 SH    Sole                1226450            212350
QUEST DIAGNOSTICS               COMMON STOCK    74834L100     2828         57300 SH    Sole                   6600             50700
THERMO FISHER SCIENTIFIC INC    COMMON STOCK    883556102    74850       1478089 SH    Sole                1290889            187200
ZIMMER HLDGS INC COM            COMMON STOCK    98956P102      909         17000 SH    Sole                   5500             11500
3M CO                           COMMON STOCK    88579Y101    92688       1291103 SH    Sole                1096503            194600
AUTOMATIC DATA PROCESSING INC   COMMON STOCK    053015103     6271        133000 SH    Sole                  20800            112200
BERKSHIRE HATHAWAY INC DEL CL   COMMON STOCK    084670702      533          7500 SH    Sole                  7500
CATERPILLAR INC                 COMMON STOCK    149123101    97037       1314149 SH    Sole                1104549            209600
COCA COLA CO                    COMMON STOCK    191216100   116183       1719694 SH    Sole                1461144            258550
CSX CORP.                       COMMON STOCK    126408103     3874        207500 SH    Sole                  22200            185300
DANAHER CORP                    COMMON STOCK    235851102   106032       2528188 SH    Sole                2135438            392750
DOW CHEM CO COM                 COMMON STOCK    260543103    95346       4245145 SH    Sole                3602945            642200
DU PONT E I DE NEMOURS & CO CO  COMMON STOCK    263534109    87942       2200195 SH    Sole                1917895            282300
EATON CORP                      COMMON STOCK    278058102    92336       2601018 SH    Sole                2233318            367700
FEDEX CORPORATION               COMMON STOCK    31428X106    90218       1333008 SH    Sole                1137608            195400
GENERAL ELECTRIC CO             COMMON STOCK    369604103    95473       6272849 SH    Sole                5448349            824500
INTERNATIONAL BUSINESS MACHS C  COMMON STOCK    459200101   130555        746582 SH    Sole                 627742            118840
MCDONALDS CORP                  COMMON STOCK    580135101   127466       1451445 SH    Sole                1235895            215550
PEPSICO INCORPORATED            COMMON STOCK    713448108      526          8500 SH    Sole                   7300              1200
PROCTER & GAMBLE CO COM         COMMON STOCK    742718109      477          7550 SH    Sole                   7550
UNITED TECHNOLOGIES CORP        COMMON STOCK    913017109   100239       1424663 SH    Sole                1251063            173600
WAL MART STORES INC             COMMON STOCK    931142103   109129       2102673 SH    Sole                1789522            313151
CHEVRON CORP                    COMMON STOCK    166764100   131768       1423131 SH    Sole                1204481            218650
EXXON MOBIL CORP                COMMON STOCK    30231G102   130773       1800531 SH    Sole                1518247            282284
HESS CORP COM                   COMMON STOCK    42809H107     7449        142000 SH    Sole                  95300             46700
KROGER CO                       COMMON STOCK    501044101   125749       5726278 SH    Sole                4856978            869300
AMERICAN ELECTRIC POWER INC     COMMON STOCK    025537101   110598       2908935 SH    Sole                2511835            397100
AT&T INC COM                    COMMON STOCK    00206R102   110416       3871544 SH    Sole                3361044            510500
CONSOLIDATED EDISON INC         COMMON STOCK    209115104   122880       2155040 SH    Sole                1812990            342050
DOMINION RESOURCES              COMMON STOCK    25746U109   122416       2411182 SH    Sole                2031582            379600
PFIZER INC                      COMMON STOCK    717081103    98481       5570175 SH    Sole                4961776            608399
SOUTHERN CO                     COMMON STOCK    842587107   122698       2895859 SH    Sole                2442659            453200
TECO ENERGY INC                 COMMON STOCK    872375100     5966        348300 SH    Sole                  30200            318100
REPORT SUMMARY                 39 DATA RECORDS             3081875                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED







